HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Accounts receivable and other	$ 18,469		$ 16,931
Investment properties	96,686		84,309	$ 56,870
Property, plant and equipment	89,264		67,294
Equity accounted investments	40,698		33,647	31,994
Deferred income tax assets	3,572		2,732
Non-current assets or disposal groups classified as held for sale	3,502		2,185
Liabilities
Accounts payable and other	43,077	$ 43,077	23,989
Non-recourse borrowings of managed entities	136,292		111,809
Property-specific borrowings	127,869		103,209
Subsidiary borrowings	8,423		8,600
Deferred income tax liabilities	14,849		12,236
Liabilities associated with assets classified as held for sale	1,690		812
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	58		21
Accounts receivable and other	174		112
Investment properties	251		617
Property, plant and equipment	1,730		779
Equity accounted investments	413		568
Other long-term assets	872		88
Deferred income tax assets	4		0
Liabilities
Accounts payable and other	223		193
Non-recourse borrowings of managed entities	1,071		619
Deferred income tax liabilities	396		0
Real Estate
Assets
Property, plant and equipment	9,729		7,652	$ 5,779
Equity accounted investments	22,314		22,949
Liabilities
Property-specific borrowings	67,909		63,494
Subsidiary borrowings	2,024		2,504
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	1
Accounts receivable and other	5
Investment properties	251
Property, plant and equipment	0
Equity accounted investments	223
Other long-term assets	0
Deferred income tax assets	0
Non-current assets or disposal groups classified as held for sale	480
Liabilities
Accounts payable and other	2
Non-recourse borrowings of managed entities	138
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	140
Infrastructure
Assets
Property, plant and equipment	23,772		13,650
Equity accounted investments	8,972		7,636
Liabilities
Property-specific borrowings	20,776		14,334
Subsidiary borrowings	2,470		1,993
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	42
Accounts receivable and other	120
Investment properties	0
Property, plant and equipment	1,307
Equity accounted investments	190
Other long-term assets	872
Deferred income tax assets	1
Non-current assets or disposal groups classified as held for sale	2,532
Liabilities
Accounts payable and other	182
Non-recourse borrowings of managed entities	774
Deferred income tax liabilities	364
Liabilities associated with assets classified as held for sale	1,320
Renewable Power and Other
Assets
Equity accounted investments	1,585		1,119
Renewable Power and Other | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	15
Accounts receivable and other	49
Investment properties	0
Property, plant and equipment	423
Equity accounted investments	0
Other long-term assets	0
Deferred income tax assets	3
Non-current assets or disposal groups classified as held for sale	490
Liabilities
Accounts payable and other	39
Non-recourse borrowings of managed entities	159
Deferred income tax liabilities	32
Liabilities associated with assets classified as held for sale	230
Private Equity
Assets
Equity accounted investments	2,596		1,943
Liabilities
Property-specific borrowings	23,105		10,820
Subsidiary borrowings	$ 0		$ 52